Cash and Cash Equivalents (Detail) - MXN ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash on hand and in banks	$ 56,447,683	$ 66,454,221
Highly liquid investments	82,230,639	96,197,068
Total of cash and cash equivalents	$ 138,678,322	$ 162,651,289	$ 96,368,581	$ 88,841,826